Sep. 28, 2015
Alpha Risk Hedged Dividend Equity Fund

STARBOARD INVESTMENT TRUST

Alpha Risk Hedged Dividend Equity Fund

(Previously known as the Cavalier Hedged Equity Fund)

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information

August 1, 2016

This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated September 28, 2015 for the Alpha Risk Hedged Dividend Equity Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Interim Investment Advisory Agreement

This supplement is to notify shareholders, prospective investors, and other interested parties that at a meeting of the Starboard Investment Trust held on July 21, 2016, the Board approved an Interim Investment Advisory Agreement (the "Interim Agreement") with ARS Investment Management, LLC ("ARS"), an investment advisory firm registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. The Interim Agreement replaces the previous investment advisory agreement with Cavalier Investments, the previous Investment Advisor to the Fund. Cavalier Investments had indicated to the Board that it intended to resign, and at the recommendation of both Cavalier Investments and The Nottingham Company, the Fund's administrator, the Board determined that it was in the best interest of the Fund and shareholders to appoint ARS as the new Investment Advisor. The Interim Agreement becomes effective as of August 1, 2016.

The terms and conditions of the Interim Agreement are substantially identical to those of the previous investment advisory agreement between the Fund and Cavalier Investments. The Interim Agreement provides for the same advisory fee as that previously paid to Cavalier Investments under the terms of the previous investment advisory agreement. The foregoing notwithstanding, the Interim Agreement does differ from the previous investment advisory agreement in that it provides for the following terms required of such agreements by Rule 15a-4 under the Investment Company Act of 1940:

      (i)            the advisory fee otherwise payable under the Interim Agreement is held in an interest-bearing escrow account to be paid to ARS pending approval by shareholders of the Fund of a permanent investment advisory agreement for the Fund;

    (ii)            the term of the Interim Agreement is the earlier of 150 days from the date of the agreement or the date that a new investment advisory agreement is approved by the shareholders of the Fund; and

  (iii)            the Interim Agreement may be terminated by the Board on 10 days' written notice to ARS.  If shareholders of the Fund do not approve a new investment advisory agreement within 150 days from the date of the Interim Agreement, ARS will be paid the lesser of the costs incurred in performing services under the Interim Advisory Agreement or the total amount in the escrow account, including interest earned.

Investors should anticipate receiving a proxy statement soliciting their approval of a new investment advisory agreement in the near future. If shareholders of the Fund do not approve a permanent investment advisory agreement within the 150-day period specified under Rule 15a-4 of the Investment Company Act of 1940, the Board will take such action as it deems necessary and in the best interests of the Fund and its shareholders.

Portfolio Managers

In connection with the Interim Agreement, the new portfolio managers for the Fund are Timothy Dolan, Warren Mulhern, and Charles Petrie.

Mr. Dolan is the Founder, Managing Partner and Chairman of the Investment Committee for ARS Investment Management, LLC. He received his BS in Management/Investments and his MBA from Babson College.

Mr. Mulhern is the Chief Investment Officer and a member of the Investment Committee for ARS Investment Management, LLC. He received his BS in Finance from the University of Pennsylvania.

Mr. Petrie is a Managing Director and member of the Investment Committee for ARS Investment Management, LLC. He received his BS in Business Administration from Emmanuel College, graduating summa cum laude. He is also a graduate of the US Naval Nuclear Power School.

All references to Cavalier Investments or the previous portfolio managers should be disregarded.

Name Change

This supplement is also to inform shareholders, prospective investors, and other interested parties that the name of the Fund has changed from the "Cavalier Hedged Equity Fund" to the "Alpha Risk Hedged Dividend Equity Fund." All references to the previous name should be disregarded, and read to refer to the new name.

Investors Should Retain This Supplement for Future Reference

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